Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	218,763
2014	211,940
2015	131,376
2016	70,932
2017	40,565
Thereafter	37,020
Total	710,596
Store premises
Schedule of Operating Leases [Line Items]
2013	203,347
2014	201,445
2015	122,596
2016	63,586
2017	34,037
Thereafter	19,368
Total	644,379
Warehouses and office premises
Schedule of Operating Leases [Line Items]
2013	15,416
2014	10,495
2015	8,780
2016	7,346
2017	6,528
Thereafter	17,652
Total	66,217